BUSINESS COMBINATIONS BUSINESS COMBINATIONS - Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended	8 Months Ended
	Aug. 03, 2018 USD ($)	Dec. 31, 2017	Jun. 30, 2019 USD ($)	Aug. 27, 2018	Dec. 07, 2018 USD ($)	Aug. 28, 2018 shares $ / shares
Forest City
Disclosure of detailed information about business combination [line items]
Consideration					$ 6,948
Gain recognized in bargain purchase transaction			$ 493
666 5th Avenue
Disclosure of detailed information about business combination [line items]
Consideration	$ 1,299
GGP Inc. (GGP)
Disclosure of detailed information about business combination [line items]
Share price (dollars per share) | $ / shares						$ 23.50
Major business combination | Brookfield Asset Management | 666 Fifth Avenue
Disclosure of detailed information about business combination [line items]
Percentage of voting interests acquired	100.00%
GGP Inc. (GGP)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests (as a percentage)		34.00%		34.00%
Brookfield Property REIT | Share Capital Class A | GGP Inc. (GGP)
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares						161,000,000
Limited partners | GGP Inc. (GGP)
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares						88,000,000